Parent Company Only	12 Months Ended
Dec. 31, 2016
Parent Company Only [Abstract]
Parent Company Only
(19) Parent Company Only

The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Comprehensive Income

(dollars in thousands)	Years Ended December 31,
Income:	2016	2015	2014

Dividends and interest from subsidiaries	$24,498	24,501	24,499
Miscellaneous income	-	-	18
Total income	24,498	24,501	24,517
Expense:
Operating supplies	21	33	50
Professional services	461	577	557
Miscellaneous expense	1,258	664	1,350
Total expense	1,740	1,274	1,957
Income before income taxes and subsidiaries' undistributed earnings	22,758	23,227	22,560
Income tax benefit	(578)	(405)	(663)
Income before subsidiaries' undistributed earnings	23,336	23,632	23,223
Equity in undistributed
earnings of subsidiaries	19,265	18,606	20,970
Net income	$42,601	42,238	44,193
Change in other comprehensive (loss) income	(1,470)	(272)	9,294
Comprehensive income	$41,131	41,966	53,487

Statements of Condition
(dollars in thousands)	December 31,
Assets:	2016	2015
Cash in subsidiary bank	$19,886	18,463
Investments in subsidiaries	419,075	401,289
Securities available for sale	35	35
Other assets	824	967
Total assets	439,820	420,754
Liabilities and shareholders' equity:
Accrued expenses and other liabilities	7,134	7,444
Total liabilities	7,134	7,444
Shareholders' equity	432,686	413,310
Total liabilities and shareholders' equity	$439,820	420,754

Statements of Cash Flows

(dollars in thousands)	Years Ended December 31,
	2016	2015	2014
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$42,601	42,238	44,193
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(19,265)	(18,606)	(20,970)
Stock based compensation expense	224	204	325
Net change in other assets and accrued expenses	(196)	(140)	388
Total adjustments	(19,237)	(18,542)	(20,257)
Net cash provided by operating activities	23,364	23,696	23,936
Cash flows from investing activities:
Purchases of securities available for sale	-	-	(25)
Net cash used in investing activities	-	-	(25)
Cash flows from financing activities:
Proceeds from exercise of stock options	1,368	147	131
Dividends paid	(25,055)	(24,937)	(24,839)
Payments to acquire treasury stock	(701)	(147)	(282)
Proceeds from sales of treasury stock	2,447	2,670	2,850

Net cash used in financing activities	(21,941)	(22,267)	(22,140)

Net increase in cash and cash equivalents	1,423	1,429	1,771

Cash and cash equivalents at beginning of year	18,463	17,034	15,263

Cash and cash equivalents at end of year	$19,886	18,463	17,034